Related party transactions- Transactions with related parties (Details) $ / shares in Units, ¥ in Millions, $ in Billions	1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended				24 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2014	Dec. 31, 2017
Related party transactions
Aggregate consideration of the ordinary shares repurchased				¥ 10,872		¥ 13,182
Profit Share Payments
Related party transactions
Amounts earned by the Company				517	¥ 3,444	2,086
Alipay | Payment processing fee
Related party transactions
Expenses incurred				8,252	6,295	5,487
Ant Financial | Reimbursement of the costs incurred for software technology services
Related party transactions
Amounts earned by the Company				106	37	245
Ant Financial | Profit Share Payments
Related party transactions
Amounts earned by the Company				517	3,444	2,086
Additional fee, as a percentage of pre-tax income							37.50%
Ant Financial | Administrative and support services
Related party transactions
Amounts earned by the Company				1,017	676	531
Ant Financial and its affiliates
Related party transactions
Amounts earned by the Company				4,738	6,584	4,281
Expenses incurred				9,580	8,189	6,439
Ant Financial and its affiliates | SME Annual Fee
Related party transactions
Amounts earned by the Company				954	956	847
Annual fee as a percentage of the average daily balance (as a percent)								2.50%
Ant Financial and its affiliates | Commission on transactions
Related party transactions
Amounts earned by the Company				591	497	409
Ant Financial and its affiliates | Cloud computing revenue
Related party transactions
Amounts earned by the Company				761	482	264
Ant Financial and its affiliates | Other amounts earned
Related party transactions
Amounts earned by the Company				898	529	144
Expenses incurred				1,328	1,894	952
Cainiao Network | Commercial arrangements to receive certain logistics services
Related party transactions
Expenses incurred			¥ 3,437			4,444
Cainiao Network | Cost sharing and other services arrangements for administrative services and cloud computing services
Related party transactions
Amounts earned by the Company			¥ 123			152
Weibo | Other commercial arrangements to provide cloud computing services | Revenue
Related party transactions
Amounts earned by the Company				304	223	105
Weibo | Strategic collaboration agreement, marketing cooperation agreement and and other commercial arrangements | Cost of revenue and sales and marketing expenses
Related party transactions
Expenses incurred				¥ 624	¥ 615	¥ 340
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties				1.00%	1.00%	1.00%
Percentage of total costs and expenses that are from related parties				1.00%	1.00%	1.00%
Certain other investees of the Company | Logistics services | Cainiao Network
Related party transactions
Amounts earned by the Company		¥ 72		¥ 261
Expenses incurred		¥ 5,608		12,933
Certain other investees of the Company | Loans
Related party transactions
Amount of outstanding loans				¥ 2,543
Certain other investees of the Company | Loans | Minimum
Related party transactions
Loans maturity period (in years)				1 month
Certain other investees of the Company | Loans | Maximum
Related party transactions
Loans maturity period (in years)				10 years
Interest rate (as a percent)				10.00%
SoftBank | Share purchase agreement
Related party transactions
Ordinary shares repurchased (in shares) | shares	27,027,027
Share price | $ / shares	$ 74.00
Aggregate consideration of the ordinary shares repurchased | $	$ 2.0